June 5, 2000



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Dreyfus Treasury Prime Cash Management (the "Fund")
            Registration Statement File Nos. 33-25941; 811-5718

Ladies and Gentlemen:

      This filing is being made pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), for the purpose of informing the SEC that there were no material or non-material changes since the Registrant's Post-Effective Amendment No. 22 filed with the SEC on May 25, 2000.

      If you have any questions or comments on the attached, please do not hesitate to contact the undersigned at (212) 922-6855.


                                                Very truly yours,



                                                Lisa R. Grosswirth




cc:   Stroock & Stroock & Lavan
      Ernst & Young LLP
      John B. Hammalian